Document and Entity Information	Feb. 09, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001863105
Document Type	8-K
Document Period End Date	Feb. 09, 2023
Entity Registrant Name	EngageSmart, Inc.
Entity Incorporation State Country Code	DE
Securities Act File Number	001-40835
Entity Tax Identification Number	83-2785225
Entity Address, Address Line One	30 Braintree Hill Office Park
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Braintree
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02184
City Area Code	(781)
Local Phone Number	848-3733
Written Communications	false
Soliciting Material	false
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	ESMT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false